Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of Financial Risk Management and Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The fair values of derivative financial instruments outstanding are as follows:

	June 30, 2022	June 30, 2021
Derivative assets
Foreign currency forward contracts designated as cash flow hedges	$—	$257

Derivative liabilities
Foreign currency forward contracts designated as cash flow hedges	$78	$—
Foreign currency forward contracts	$5	$—